Consolidated Balance Sheets [Parenthetical] - USD ($) $ in Thousands	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Allowance related to accounts receivable	$ 106
Redeemable 6% preferred stock, par value	$ 0.0001
Redeemable 6% preferred stock, shares authorized	7,000
Redeemable 6% preferred stock, shares issued	2,000
Redeemable 6% preferred stock, shares outstanding	2,000
Redeemable 6% preferred stock, liquidation preferences	2,240
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	100,000,000		100,000,000
Common Stock, Shares, Issued	20,918,901		2,786,275
Common Stock, Shares, Outstanding	20,918,901		2,786,275
Brushy Resources, Inc [Member]
Preferred Stock, Par or Stated Value Per Share			$ 0.001
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.001	$ 0.001
Common Stock, Shares Authorized		150,000,000	150,000,000
Common Stock, Shares, Issued		12,711,986
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock Value Stated Rate	1,000		1,000
Preferred Stock, Shares Authorized	10,000		10,000
Preferred Stock, Shares Issued	0		7,500
Preferred Stock, Shares Outstanding	0		7,500
Series B Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock Value Stated Rate	1,000		1,000
Preferred Stock, Shares Authorized	20,000		20,000
Preferred Stock, Shares Issued	17,000		0
Preferred Stock, Shares Outstanding	17,000		0
Preferred Stock, liquidation preference	$ 20,627